Segments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Operating Segments

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.(1)	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2019 (in Ps.):
External revenues	226,164,231	84,173,980	177,596,077	54,230,682	74,274,684	55,440,675	46,602,036	—	34,580,822	98,420,289	—	851,483,476
Intersegment revenues	11,676,015	11,863,364	4,182,248	11,041,705	361,386	92,249	132,061	—	1,136,879	—	(40,485,907)	—

Total revenues	237,840,246	96,037,344	181,778,325	65,272,387	74,636,070	55,532,924	46,734,097	—	35,717,701	98,420,289	(40,485,907)	851,483,476
Depreciation and amortization	24,742,622	16,346,927	39,424,474	13,847,506	13,439,489	10,256,129	11,045,817	—	6,322,648	24,975,146	(2,881,971)	157,518,787
Operating income (loss)	67,694,409	9,731,852	28,846,565	4,007,614	15,324,977	8,023,002	5,712,068	—	5,741,368	8,687,862	(9,971,433)	143,798,284
Interest income	23,713,455	1,839,973	3,155,681	896,256	1,306,571	1,283,788	532,046	—	1,478,560	115,359	(28,037,017)	6,284,672
Interest expense	30,972,658	1,439,785	19,021,965	3,849,318	2,952,123	2,422,887	1,406,720	—	1,435,862	2,220,168	(27,810,532)	37,910,954
Income tax	30,000,511	1,528,229	4,251,116	2,022,336	5,405,452	1,681,159	2,355,380	—	719,774	1,946,255	3,843	49,914,055
Equity interest in net income (loss) of associated companies	(3,732)	46,789	(1,538)	(23,424)	—	—	(28,795)	—	—	(6,909)	—	(17,609)
Net profit (loss) attributable to equity holders of the parent continues operations	42,598,946	(1,705,068)	5,618,095	(6,984)	9,571,046	(2,604,646)	2,335,963	—	4,312,630	5,051,145	(7,285,126)	57,886,001
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	—	9,844,889
Net profit (loss) attributable to equity holders of the parent	42,598,946	(1,705,068)	5,618,095	(6,984)	9,571,046	(2,604,646)	2,335,963	—	4,312,630	5,051,145	2,559,763	67,730,890
Assets by segment	915,233,048	201,283,526	382,561,753	132,722,497	115,851,227	94,021,632	77,355,732	30,775,893	100,694,650	191,744,924	(710,311,225)	1,531,933,657
Plant, property and equipment, net	54,589,459	106,869,482	174,761,167	60,537,650	50,133,642	39,068,450	38,934,747	1,405,755	38,223,641	75,707,738	(888,361)	639,343,370
Goodwill	27,396,393	215,381	25,379,805	5,241,305	12,124,685	4,895,331	7,289,748	3,220,105	14,186,723	52,950,325	—	152,899,801
Trademarks, net	46,476	212,324	37,207	—	—	—	—	369,950	227,156	2,595,596	—	3,488,709
Licenses and rights, net	11,087,882	452,504	29,324,718	12,103,980	5,530,422	8,064,487	4,390,547	—	7,942,670	25,951,335	—	104,848,545
Investment in associated companies	3,562,323	610,807	111,073	(7,806)	391	—	25,603	—	—	—	(1,828,198)	2,474,193
Liabilities by segments	718,354,229	175,774,964	297,877,328	103,330,525	55,576,253	55,463,339	37,993,180	31,557,816	54,276,868	124,319,541	(349,497,251)	1,305,026,792

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A. (1)	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2020 (in Ps.):
External revenues	214,578,600	77,920,910	163,865,421	55,484,744	77,282,658	53,846,358	48,073,436	—	37,182,842	111,472,191	—	839,707,160
Intersegment revenues	17,663,525	13,668,264	4,207,466	1,220,100	352,694	88,305	121,580	—	1,440,983	—	(38,762,917)	—

Total revenues	232,242,125	91,589,174	168,072,887	56,704,844	77,635,352	53,934,663	48,195,016	—	38,623,825	111,472,191	(38,762,917)	839,707,160
Depreciation and amortization	24,748,756	13,341,479	41,795,397	13,095,004	14,413,760	11,447,356	14,355,899	—	7,094,331	25,593,204	(3,202,788)	162,682,398
Operating income (loss)	70,851,525	11,204,433	25,203,504	1,877,079	15,111,947	8,698,645	4,004,501	—	6,701,086	13,159,865	(11,309,206)	145,503,379
Interest income	21,322,406	1,479,021	2,904,430	980,581	822,447	1,049,261	1,130,767	—	1,105,420	90,746	(25,823,043)	5,062,036
Interest expense	30,936,195	1,306,867	17,976,227	3,334,966	2,586,708	2,223,478	1,559,917	—	1,658,619	2,546,255	(25,467,747)	38,661,485
Income tax	4,905,863	577,178	(4,442,598)	992,831	2,078,789	3,115,693	1,518,953	—	2,524,214	2,234,065	4,282	13,509,270
Equity interest in net income (loss) of associated companies	(3,820)	23,955	(2,972)	(15,422)	—	—	—	—	—	(288,747)	—	(287,006)
Net profit (loss) attributable to equity holders of the parent continues operations	3,613,907	(1,085,038)	4,963,424	1,456,062	16,579,303	4,649,047	1,919,558	—	3,294,111	7,777,426	(13,307,820)	29,859,980
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	—	16,992,625
Net profit (loss) attributable to equity holders of the parent	3,613,907	(1,085,038)	4,963,424	1,456,062	16,579,303	4,649,047	1,919,558	—	3,294,111	7,777,426	3,684,805	46,852,605
Assets by segment	947,396,510	203,081,314	386,982,711	118,266,380	132,210,369	101,717,708	88,690,683	35,083,285	109,914,293	239,583,759	(737,878,785)	1,625,048,227
Plant, property and equipment, net	52,117,395	110,751,083	145,307,497	62,157,797	48,876,853	36,102,261	37,855,227	1,761,595	39,128,447	82,595,077	(876,229)	615,777,003
Revalued of assets	—	—	36,076,207	7,494,408	12,893,284	9,500,708	7,059,247	—	2,572,504	31,556,270	—	107,152,628
Goodwill	26,949,185	215,381	16,048,092	5,436,675	12,253,743	4,866,363	6,345,659	3,362,899	14,186,723	53,388,139	—	143,052,859
Trademarks, net	126,823	181,094	—	—	—	—	—	269,325	219,087	2,981,089	—	3,777,418
Licenses and rights, net	12,017,318	100,623	26,171,345	12,099,873	12,363,039	6,870,531	5,427,857	—	8,616,880	27,963,250	—	111,630,716
Investment in associated companies	51,645	613,449	64,125	(20,970)	395	—	25,413	—	—	—	1,095,703	1,829,760
Liabilities by segments	725,408,198	193,840,756	263,989,566	61,786,265	63,610,642	53,379,366	34,252,511	33,141,315	60,839,340	138,747,621	(319,064,971)	1,309,930,609

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2021 (in Ps.):
External revenues	225,219,719	87,189,642	148,729,232	62,030,033	79,312,071	52,888,323	48,468,386	37,858,979	113,838,486	—	855,534,871
Intersegment revenues	18,041,465	15,237,420	4,044,386	329,000	360,638	73,828	98,530	2,069,648	—	(40,254,915)	—

Total revenues	243,261,184	102,427,062	152,773,618	62,359,033	79,672,709	52,962,151	48,566,916	39,928,627	113,838,486	(40,254,915)	855,534,871
Depreciation and amortization	25,797,791	12,740,332	40,342,871	14,996,243	15,067,211	11,211,523	11,962,486	6,987,129	27,469,463	(3,948,183)	162,626,866
Operating income (loss)	77,783,972	21,100,316	21,867,457	2,144,825	15,165,356	7,457,802	8,216,945	8,661,475	13,421,147	(9,686,654)	166,132,641
Interest income	14,864,242	758,126	2,104,574	821,594	431,314	833,540	269,379	701,785	116,031	(17,065,758)	3,834,827
Interest expense	24,586,641	1,385,103	15,875,138	2,987,751	2,240,707	1,213,421	1,219,061	1,066,733	2,414,415	(16,963,658)	36,025,312
Income tax	25,002,390	2,496,010	(9,603,701)	(3,795,160)	3,112,946	2,375,281	2,945,700	2,171,594	3,438,161	1,548	28,144,769
Equity interest in net income (loss) of associated companies	85,648	44,525	4,575	(19,073)	—	—	—	—	(1,757)	—	113,918
Net profit (loss) attributable to equity holders of the parent continues operations	34,195,093	4,594,450	14,185,905	415,994	5,959,563	4,180,473	4,099,930	5,151,166	8,313,018	(10,383,143)	70,712,449
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	121,710,718
Net profit (loss) attributable to equity holders of the parent	34,195,093	4,594,450	14,185,905	415,994	5,959,563	4,180,473	4,099,930	5,151,166	8,313,018	(10,383,143)	192,423,167
Assets by segment	999,502,407	195,869,232	407,458,440	135,862,040	133,232,525	95,719,937	101,725,955	102,949,901	210,944,575	(693,615,163)	1,689,649,849
Plant, property and equipment, net	50,420,866	118,056,718	153,607,199	64,864,986	48,888,907	34,395,339	42,407,727	41,601,009	79,764,422	(983,169)	633,024,004
Revalued of assets	—	—	33,004,669	6,159,077	10,266,464	8,389,460	9,113,632	2,564,149	28,675,224	—	98,172,675
Goodwill	26,965,618	215,381	15,335,322	5,191,841	11,685,585	4,688,154	6,002,380	14,186,723	52,307,190	—	136,578,194
Trademarks, net	90,673	149,865	—	—	—	—	—	229,000	2,822,625	—	3,292,163
Licenses and rights, net	11,081,972	129,233	39,620,009	13,791,003	11,384,533	5,502,139	5,220,437	10,847,685	25,709,849	—	123,286,860
Investment in associated companies	4,725,279	522,403	65,699	(34,401)	351	—	26,348	—	—	(2,253,198)	3,052,481
Liabilities by segments	679,954,783	176,177,522	273,655,967	72,702,285	65,631,866	44,676,727	42,823,861	53,885,848	134,357,142	(308,257,878)	1,235,608,123